Earnings per share - Summary of Basic and Diluted Earnings Per Share (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic earnings per share	£ 0.939	£ 0.737	£ 0.314
Diluted earnings per share	£ 0.926	£ 0.729	£ 0.310